ENTITY-WIDE DISCLOSURES	3 Months Ended
Mar. 31, 2013
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

NOTE 8 – Entity-wide disclosure:

Financial reports to Teva's chief operating decision makers evolve over time as Teva's business develops, as well as following major acquisitions. In past years, Teva has reported under a notion of “One Teva.” In 2012, following the appointment of Teva's new Chief Executive Officer, Dr. Jeremy M. Levin, Teva completed a comprehensive review of its strategy, organizational and business structure and began implementing changes to support the new strategy and to align the organization. Following the completion of these procedures in 2013, the Company intends to re-evaluate its entity-wide disclosure and segment reporting. For the purposes of these unaudited financial statements for the three months ended March 31, 2013, Teva has continued to report under a single segment, as in the past.

Revenues by geographic area were as follows:

	Three months ended March 31,
	2013	2012

	U.S. $ in millions
United States:
Generic	$895	$1,219
Specialty	1,480	1,497
Others	66	36
Total United States	2,441	2,752
Europe*:
Generic	873	801
Specialty	412	368
Others	209	181
Total Europe	1,494	1,350
Rest of the World:
Generic	547	597
Specialty	176	209
Others	243	194
Total Rest of the World	966	1,000
Total revenues	$4,901	$5,102

*All members of the European Union, Switzerland, Norway and certain South Eastern Europe countries.